Current and non-current inventories (Tables)	12 Months Ended
Dec. 31, 2023
Current and non-current inventories
Schedule of current and non-current inventories
(€ million)	December 31, 2023	December 31, 2022
Raw and auxiliary materials and consumables	1,292	1,228
Components and spare parts for drilling operations, plans and equipment	1,628	1,515
Semi-finished, finished products and goods	3,260	4,962
Other	6	4
Current inventories	6,186	7,709